UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8747

                    CHARTWELL DIVIDEND AND INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                   ----------

                         1235 Westlakes Drive, Suite 400
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                   BNY Mellon
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           Attn: Closed-End Department
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-296-1400

                   DATE OF FISCAL YEAR END: NOVEMBER 30, 2010

                     DATE OF REPORTING PERIOD: MAY 31, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.
                                   (GRAPHIC)

                                        CHARTWELL
                                        DIVIDEND AND
                                        INCOME FUND, INC.

                                        SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                        DATED MAY 31, 2010

                              (NW LOGO) CHARTWELL INVESTMENT
                                        PARTNERS

                                        www.chartwellip.com

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

INVESTMENT OBJECTIVES & STRATEGY (UNAUDITED)

The Chartwell Dividend and Income Fund, Inc.'s (the "Fund") primary investment objective is to seek high current income. Capital appreciation is a secondary objective. The Fund will seek to achieve its objectives by investing, under normal circumstances, at least 50% of its total assets in income generating equity securities, including dividend paying common stocks, convertible securities, preferred stocks and other equity-related securities. In addition, the Fund may invest the balance of its total assets in non-convertible debt securities, consisting primarily of corporate bonds. The Fund attempts to minimize individual security risk by diversifying across many industries and asset classes. The Fund is a closed-end management investment company which trades on the New York Stock Exchange under the symbol CWF.

COMMON STOCK

The Fund invests in the common stocks of utility companies, Real Estate Investment Trusts (REITs) and other industrial and financial companies as well as other equity securities. Both utilities and REITs tend to offer a premium dividend yield with steady growth that can lead to capital appreciation. Industrial and financial stocks are primarily purchased for capital appreciation based on the fundamental value of the underlying company.

HIGH-YIELD CORPORATE BONDS

High-yield bonds are non-investment grade corporate debt obligations rated "Ba1" or lower by Moody's Investors Service, Inc. or "BB+" or lower by Standard and Poor's Ratings Group; they typically have a higher risk level than investment-grade bonds. These securities have historically compensated investors with higher levels of income for that risk. Prices usually are less sensitive to interest rate fluctuations than higher rated bonds because of the high income levels. However, the prices of these bonds are more sensitive to changes in the economy.

CONVERTIBLE SECURITIES

The Fund can invest in both convertible preferred stock and convertible bonds. Both pay fixed rates of income, but because they can be converted into common stock, they are indirectly tied to the common stock's performance. As a result, convertible securities generally offer higher income than common stocks and an opportunity for price appreciation when the value of the underlying security rises. The Fund buys convertibles when the underlying common stock offers strong growth potential as well.

COVERED CALL OPTIONS

The Fund is permitted to write (i.e., sell) covered call options on equity securities (including Exchange Traded Funds) or on stock indexes. The Fund may cover call options by: (i) owning the same security or, in the case of options on a stock index, a portfolio of stock substantially replicating the movement of the index underlying


                                 2 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

(UNAUDITED)

the call option until the option is exercised or expires; (ii) segregating cash or other liquid assets with the Fund's Custodian in an amount equal to the current market value of the call option; or (iii) other methods consistent with applicable laws, rules and regulations.

The writing of call options involves some investment analysis and risks that are different from those associated with securities transactions in common stocks. Options can seek to enhance return through price appreciation of the option, increase income, hedge to reduce overall portfolio risk, and/or hedge to reduce individual security risk. Writing options to seek to increase income in the Fund involves the risk of net loss (after receiving the option premium) if the investment adviser is incorrect in its expectation of the direction or magnitude of the change in securities prices. The successful use of options for hedging purposes also depends in part on the degree of correlation between the option and a security or index of securities. If the investment adviser is incorrect in its expectation of changes in securities prices or its estimation of the correlation between the option and a security index, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The use of options may increase the Fund's portfolio turnover rate and, therefore, associated brokerage commissions.

INVESTMENT IN SECURITIES ISSUED BY OTHER INVESTMENT COMPANIES

The Fund is permitted to invest in shares of other investment companies, including exchange traded funds ("ETFs"), to the extent permitted by the Investment Company Act of 1940 (the "1940 Act"). ETFs are open-end investment companies or unit investment trusts that are registered under the 1940 Act. ETF shares are listed and traded on stock exchanges at market prices.

An investment in other investment companies involves the risk in that the price of the shares can fluctuate up or down. Consequently, the Fund could lose money investing in another investment company if the prices of the securities owned by the investment company decline in value. In addition, ETFs are subject to the following risks that do not apply to conventional open-end funds: (i) market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; and
(iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

The Fund will bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase the Fund's expenses and decrease returns.


                                 3 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

(UNAUDITED)

TEMPORARY INVESTMENTS

Temporary investments can be made for defensive purposes in response to adverse market, economic, political or other conditions, pending investment of the proceeds of sales of portfolio securities, or at other times when suitable investments are not available. In addition to money market mutual funds and cash, the Fund is permitted to temporarily invest without limit in: debt securities issued by the U.S. Government, its agencies or instrumentalities; commercial paper (rated "A-2" or better by S&P or "P-2" or better by Moody's, similarly rated by another comparable rating agency or, if not so rated, of comparable quality as determined by the Fund's Manager); certificates of deposit or bankers' acceptances; or repurchase agreements with respect to any of the foregoing investments. The Fund is also permitted to borrow up to 5% of its total assets for temporary purposes.


                                 4 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

DEAR SHAREHOLDERS (UNAUDITED),

Stock market performance during the six months ended May 31, 2010 was volatile but ended up modestly for the period. The S&P 500 Index returned 0.40% and the Merrill Lynch High Yield Cash Pay Index returned 6.54% while for the same period, the Chartwell Dividend and Income Fund, Inc.'s ("Fund") market return, including reinvested dividends, was 9.28% and the Net Asset Value (NAV) return was 1.48%, also including reinvested dividends. These results are discussed in greater detail later in this report. Through various portfolio transactions made during the period, we continued to strengthen the portfolio during these uncertain times while also positioning it for the prospect of an economic recovery. Some of these changes are discussed in the fixed income and equity sections of this report.

The first portion of this semi-annual period saw a 5% rally in the S&P 500 Index on the strength of economic data and the anticipation of a strong economy in 2010. This rally was interrupted by the first hints of a debt crisis in Greece. This news took the market down by just over 8% before a powerful rally was sparked by news of a bailout for Greece from other European countries, stronger domestic economic data and the belief that any Euro-zone weakness will keep domestic interest rates low for longer than previously thought. This rally raised the S&P 500 Index by 15.2% to a new cycle high in late April. However, doubts about the Euro-zone debt crisis solution emerged and questions about China's economic strength in the face of government induced tightening measures brought about a correction of 10.5% from the high through May 31, 2010.

As the stock market is a forward-looking indicator, it appears to have begun to discount an economic recovery. In general, we are in agreement and we believe that the economy will continue to advance with some pauses along the way. In our opinion, this improvement will come from, among other things, inventory restocking, consumers continuing to increase consumption as the employment picture gradually improves, continued low interest rates, global economic improvement and a steep yield curve helping the banking industry. The main focus for investors is whether this economic recovery is sustainable or will the economy slip into a slowdown or recession. We will continue to closely monitor the economy and markets and will endeavor to make appropriate adjustments in the Fund's portfolio.

Please read the equity and fixed income commentary for more information and analysis.


                                 5 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

(UNAUDITED)

THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

Sincerely,


/s/ Winthrop S. Jessup

Winthrop S. Jessup
CHAIRMAN
CHARTWELL DIVIDEND AND INCOME FUND


/s/ Bernard P. Schaffer                 /s/ Andrew S. Toburen

Bernard P. Schaffer                     Andrew S. Toburen
PORTFOLIO MANAGER                       PORTFOLIO MANAGER

                            PORTFOLIO MANAGEMENT TEAM

Bernard P. Schaffer   Andrew S. Toburen  Christine F. Williams
PORTFOLIO MANAGER     PORTFOLIO MANAGER  PORTFOLIO MANAGER
EQUITY                FIXED INCOME       FIXED INCOME


                                 6 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

     (UNAUDITED)

     HOW DID THE FUND PERFORM DURING THE SIX MONTH PERIOD ENDED MAY 31, 2010?

     For the six month period ended May 31, 2010, the Fund's market return was 9.28% including dividends reinvested. The Fund's net asset value (NAV) return including dividends reinvested was 1.48%. The market, as measured by the S&P 500 Index, was up 0.40% (including dividends) for the period having recovered over 60% from its lows on March 9, 2009.

     The Merrill Lynch High Yield Cash Pay Index returned 6.54% for the six month period ended May 31, 2010, outperforming the 10-year U.S. Treasury bond which returned 0.82% over the same timeframe. Volatility remained high on the heels of the recent financial crisis. The high yield market's spread to Treasury (or risk premium) began the period at 644 basis points in November 2009, tightened to 451 basis points in April 2010, before widening to 587 basis points by the end of May. The overall spread tightening occurred while the trailing twelve month default rate as reported by Moody's Corporation fell from 13.5% to 7.5%, as depicted in the graph below. Moody's presently projects the high yield default rate to decline further to approximately 2.0% over the next twelve months. At May 31, 2010 the yield on the Merrill Lynch High Yield Cash Pay Index stood at 9.18%.

                       HIGH YIELD SPREAD VS. DEFAULT RATES
                        (Source: Merill Lynch, Bloomberg)

                               (PERFORMANCE GRAPH)

May-86    473.40    640.00
Jun-86    444.90    635.00
Jul-86    509.70    619.00
Aug-86    505.00    613.00
Sep-86    481.20    602.00
Oct-86    467.10    588.00
Nov-86    485.60    575.00
Dec-86    501.90    569.00
Jan-87    471.35    561.00
Feb-87    435.95    568.00
Mar-87    434.14    583.00
Apr-87    411.71    596.00
May-87    372.50    382.00
Jun-87    389.27    386.00
Jul-87    394.32    359.00
Aug-87    366.05    366.00
Sep-87    356.91    389.00
Oct-87    423.10    428.00
Nov-87    457.55    427.00
Dec-87    454.60    426.00
Jan-88    482.90    476.00
Feb-88    457.90    506.00
Mar-88    436.00    476.00
Apr-88    417.60    459.00
May-88    401.50    512.00
Jun-88    401.30    460.00
Jul-88    378.80    439.00
Aug-88    378.10    451.00
Sep-88    408.00    413.00
Oct-88    429.00    425.00
Nov-88    402.40    391.00
Dec-88    405.70    348.00
Jan-89    425.20    361.00
Feb-89    407.80    314.00
Mar-89    425.50    300.00
Apr-89    451.00    262.00
May-89    482.20    224.00
Jun-89    529.90    286.00
Jul-89    573.20    335.00
Aug-89    526.80    385.00
Sep-89    557.90    440.00
Oct-89    630.40    437.00
Nov-89    645.70    482.00
Dec-89    644.60    606.00
Jan-90    627.00    628.00
Feb-90    663.00    681.00
Mar-90    655.10    689.00
Apr-90    631.00    791.00
May-90    650.60    823.00
Jun-90    634.90    817.00
Jul-90    659.90    845.00
Aug-90    710.60    889.00
Sep-90    824.80    943.00
Oct-90    903.80    970.00
Nov-90    932.40    977.00
Dec-90    933.60    985.00
Jan-91    975.00   1124.00
Feb-91    811.00   1139.00
Mar-91    720.10   1220.00
Apr-91    648.20   1178.00
May-91    643.90   1231.00
Jun-91    599.50   1279.00
Jul-91    566.80   1271.00
Aug-91    578.10   1215.00
Sep-91    623.20   1191.00
Oct-91    557.10   1108.00
Nov-91    566.60   1094.00
Dec-91    641.30   1043.00
Jan-92    489.30    920.00
Feb-92    466.90    890.00
Mar-92    429.00    801.00
Apr-92    407.20    733.00
May-92    417.10    698.00
Jun-92    418.20    644.00
Jul-92    431.00    608.00
Aug-92    436.00    613.00
Sep-92    449.20    570.00
Oct-92    457.30    619.00
Nov-92    443.00    575.00
Dec-92    457.40    494.00
Jan-93    452.90    388.00
Feb-93    452.30    405.00
Mar-93    445.60    466.00
Apr-93    432.70    491.00
May-93    410.20    459.00
Jun-93    408.90    428.00
Jul-93    403.50    442.00
Aug-93    433.70    395.00
Sep-93    443.40    393.00
Oct-93    431.80    329.00
Nov-93    395.00    322.00
Dec-93    382.70    359.00
Jan-94    322.20    362.00
Feb-94    296.30    361.00
Mar-94    309.60    299.00
Apr-94    315.70    247.00
May-94    326.30    212.00
Jun-94    330.70    194.00
Jul-94    355.70    203.00
Aug-94    348.30    196.00
Sep-94    321.80    219.00
Oct-94    314.80    224.00
Nov-94    336.60    208.00
Dec-94    343.80    191.00
Jan-95    342.20    186.00
Feb-95    336.40    134.00
Mar-95    332.40    119.00
Apr-95    318.40    163.00
May-95    344.00    185.00
Jun-95    368.10    213.00
Jul-95    337.60    221.00
Aug-95    354.90    217.00
Sep-95    373.30    227.00
Oct-95    373.70    266.00
Nov-95    386.50    317.00
Dec-95    396.40    326.00
Jan-96    366.10    326.00
Feb-96    320.70    337.00
Mar-96    325.40    343.00
Apr-96    300.40    321.00
May-96    282.40    285.00
Jun-96    305.70    284.00
Jul-96    298.40    263.00
Aug-96    275.20    221.00
Sep-96    269.80    217.00
Oct-96    296.70    195.00
Nov-96    304.80    164.00
Dec-96    265.80    164.00
Jan-97    260.30    171.00
Feb-97    243.00    159.00
Mar-97    258.10    158.00
Apr-97    270.70    137.00
May-97    243.10    160.00
Jun-97    241.30    159.00
Jul-97    241.90    184.00
Aug-97    230.20    200.00
Sep-97    233.60    206.00
Oct-97    272.10    212.00
Nov-97    265.90    227.00
Dec-97    268.60    201.00
Jan-98    271.30    207.00
Feb-98    260.80    237.00
Mar-98    260.10    235.00
Apr-98    271.30    263.00
May-98    293.40    269.00
Jun-98    350.30    296.00
Jul-98    351.40    280.00
Aug-98    501.90    269.00
Sep-98    573.30    262.00
Oct-98    612.90    266.00
Nov-98    529.80    280.00
Dec-98    554.70    341.00
Jan-99    549.70    349.00
Feb-99    507.40    359.00
Mar-99    509.60    382.00
Apr-99    464.20    420.00
May-99    467.30    480.00
Jun-99    465.00    485.00
Jul-99    443.60    532.00
Aug-99    464.90    552.00
Sep-99    488.90    584.00
Oct-99    499.40    597.00
Nov-99    469.70    585.00
Dec-99    452.60    556.00
Jan-00    460.60    553.00
Feb-00    495.50    553.00
Mar-00    583.60    567.00
Apr-00    596.10    567.00
May-00    617.80    540.00
Jun-00    614.50    555.00
Jul-00    617.00    496.00
Aug-00    641.00    521.00
Sep-00    664.20    531.00
Oct-00    756.70    496.00
Nov-00    873.90    544.00
Dec-00    880.80    615.00
Jan-01    739.00    669.00
Feb-01    728.80    709.00
Mar-01    760.10    784.00
Apr-01    738.60    803.00
May-01    703.30    809.00
Jun-01    738.80    829.00
Jul-01    744.50    890.00
Aug-01    731.20    937.00
Sep-01    913.60    971.00
Oct-01    865.20   1019.00
Nov-01    752.30   1022.00
Dec-01    734.40   1060.00
Jan-02    696.90   1089.00
Feb-02    721.60   1073.00
Mar-02    620.60   1060.00
Apr-02    600.50   1057.00
May-02    642.50   1070.00
Jun-02    781.20   1054.00
Jul-02    874.40   1033.00
Aug-02    882.40   1002.00
Sep-02    966.40    978.00
Oct-02    974.10    929.00
Nov-02    799.90    894.00
Dec-02    801.50    843.00
Jan-03    746.50    768.00
Feb-03    757.00    771.00
Mar-03    696.20    698.00
Apr-03    575.60    679.00
May-03    614.30    663.00
Jun-03    553.70    614.00
Jul-03    488.40    587.00
Aug-03    476.70    619.00
Sep-03    482.60    603.00
Oct-03    415.00    607.00
Nov-03    401.40    550.00
Dec-03    367.60    531.00
Jan-04    360.00    517.00
Feb-04    380.80    442.00
Mar-04    391.70    427.00
Apr-04    351.00    403.00
May-04    383.40    365.00
Jun-04    370.80    349.00
Jul-04    369.40    293.00
Aug-04    381.10    234.00
Sep-04    371.50    234.00
Oct-04    354.60    242.00
Nov-04    310.40    247.00
Dec-04    314.40    241.00
Jan-05    340.90    219.00
Feb-05    304.50    249.00
Mar-05    360.00    229.00
Apr-05    423.30    220.00
May-05    422.50    218.00
Jun-05    404.10    192.00
Jul-05    354.10    191.00
Aug-05    390.30    203.00
Sep-05    377.50    197.00
Oct-05    381.30    195.00
Nov-05    394.40    178.00
Dec-05    398.70    167.00
Jan-06    368.00    171.00
Feb-06    369.30    159.00
Mar-06    338.70    158.00
Apr-06    318.10    151.00
May-06    330.30    173.00
Jun-06    351.00    179.00
Jul-06    359.10    172.00
Aug-06    368.90    166.00
Sep-06    365.10    171.00
Oct-06    353.00    181.00
Nov-06    347.00    190.00
Dec-06    318.20    174.00
Jan-07    300.10    177.00
Feb-07    310.80    175.00
Mar-07    312.20    158.00
Apr-07    302.50    162.00
May-07    276.40    151.00
Jun-07    312.00    144.00
Jul-07    422.40    153.00
Aug-07    451.20    144.00
Sep-07    410.20    129.00
Oct-07    429.10    107.00
Nov-07    547.70     91.00
Dec-07    561.40     91.00
Jan-08    640.40    110.00
Feb-08    696.50    124.00
Mar-08    745.40    148.00
Apr-08    634.60    171.00
May-08    607.00    188.00
Jun-08    686.10    200.00
Jul-08    740.70    235.00
Aug-08    771.90    251.00
Sep-08   1007.40    275.00
Oct-08   1495.90    302.00
Nov-08   1872.70    332.00
Dec-08   1724.00    437.00
Jan-09   1513.00    526.00
Feb-09   1623.40    582.00
Mar-09   1576.60    785.00
Apr-09   1232.00    878.00
May-09   1037.10    980.00
Jun-09    940.20   1107.00
Jul-09    810.20   1168.00
Aug-09    794.50   1226.00
Sep-09    684.90   1310.00
Oct-09    649.30   1333.00
Nov-09    643.80   1348.00
Dec-09    523.90   1303.00
Jan-10    530.50   1254.00
Feb-10    547.60   1157.00
Mar-10    464.20    997.00
Apr-10    451.10    897.00
May-10    587.40    750.00

               (SEE DESCRIPTION OF BENCHMARK INDICES ON PAGE 13.)

     WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

     The equity portion of the Fund returned 3.87% for the six month period ended May 31, 2010 due to several factors. The Fund was positioned in high quality, large capitalization stocks which was a winning strategy in this volatile six month period. As can be seen on the next page, there was a wide dispersion of returns within the S&P 500 Index. A number of groups outperformed the S&P 500 Index but only a few of them (Industrials, REITs and Consumer Discretionary) did so materially. The Fund's sector selection during this period was neutral with the positive impacts of an overweight in the Financials group being offset by an underweight in the Consumer Discretionary group. The largest negative contribution to relative performance came from stock selection in the Health Care group. Overall, stock selection provided the majority of the outperformance versus the Index with positive contributions coming from strong stock selection in the


                                  7 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

     (UNAUDITED)

     Financial, Consumer Discretionary and Energy sectors. The sale of call options was not a significant factor in performance during this period.

                               (PERFORMANCE GRAPH)

                         S&P 500 TOTAL RETURN BY SECTOR
                        (Six Months Ended May 31, 2010)

                      Energy                        -7.73%
                      Utilities                     -1.33%
                      Telecommunication Services    -3.88%
                      REITs                          18.8%
                      Financials (total)             1.04%
                      Industrials                    7.84%
                      Basic Materials               -4.43%
                      Consumer Discretionary        13.91%
                      Fin. (ex-REITs)                -0.4%
                      Consumer Staples              -0.71%
                      Technology                     0.74%
                      Healthcare                    -5.31%
                      S&P 500                        0.41%

               (SEE DESCRIPTION OF BENCHMARK INDICES ON PAGE 13.)

     The fixed income portion of the fund returned 4.40% for the six month period ended May 31, 2010. As was the case in 2009, the Fund's strategy of owning predominately higher quality BB and B-rated bonds accounted for much of our relative performance versus the broad market. From an industry perspective, Financial and Banking issuers outperformed while Cable TV and Utility issuers underperformed, as seen in the following graph.


                                  8 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

     (UNAUDITED)

                               (PERFORMANCE GRAPH)

                       HIGH YIELD PERFORMANCE BY INDUSTRY
                        (Six Months Ended May 31, 2010)
                        (Source: Merrill Lynch Indices)

                      Financials                     16.7%
                      Banking                        13.4%
                      Homebuilding                     10%
                      Transportation                  8.1%
                      Auto                            6.8%
                      Gaming                          8.1%
                      HY INDEX                        6.5%
                      Chemicals                       6.4%
                      Steel                             6%
                      Services                        5.6%
                      Paper                           5.6%
                      Consumer                        5.2%
                      Telecom                           5%
                      Energy                          4.9%
                      Healthcare                      4.1%
                      Technology                      4.1%
                      Cable TV                        3.3%
                      Utilities                       3.1%

     WHAT CHANGES WERE MADE TO THE PORTFOLIO DURING THE PERIOD?

     The equity portion of the portfolio made some sizeable changes during the period with the net result being an addition to the cyclicality of the portfolio. Reductions were made in the Health Care, Financials and Energy sectors while increases were made in the Industrials, Information Technology and Materials sectors.

     Two examples of new bond positions added to the portfolio during the last six months include CVR ENERGY, a petroleum refiner and fertilizer producer, and PATHEON INC., a contract manufacturer and developer of pharmaceuticals. Sales of fixed income positions during the period included AMERIGAS PARTNERS, HEADWATERS, and STEEL DYNAMICS, among others. As of May 31, 2010 the fixed income portion of the Fund was reasonably diversified with 63 separate positions, none of which represented more than 1.3% of the Fund's overall assets.


                                  9 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

     (UNAUDITED)

     HOW DID THE FUND TRADE RELATIVE TO ITS NET ASSET VALUE (NAV) DURING THE SIX MONTH PERIOD?

     As of May 31, 2010 the Fund was trading at a closing price of $3.79, which is a 6.0% discount to its NAV of $4.04. At November 30, 2009, the Fund was trading at a closing price of $3.65, which was a 12.9% discount to its NAV of $4.19. Throughout the six month period ended May 31, 2010 the Fund traded between a 3.1% to 14.2% discount to its NAV.

                     HISTORY OF FUND PRICE, NAV AND PREMIUM
                         (Six Months Ended May 31, 2010)
                               (Source: Bloomberg)

                              (PERFORMANCE GRAPH)

Date         Price   NAV
----         -----   ----
 12/1/2009    3.70   4.22
 12/2/2009    3.67   4.23
 12/3/2009    3.69   4.22
 12/4/2009    3.68   4.23
 12/7/2009    3.72   4.23
 12/8/2009    3.73   4.22
 12/9/2009    3.70   4.23
12/10/2009    3.72   4.24
12/11/2009    3.75   4.26
12/14/2009    3.83   4.27
12/15/2009    3.83   4.22
12/16/2009    3.82   4.23
12/17/2009    3.76   4.20
12/18/2009    3.75   4.21
12/21/2009    3.75   4.24
12/22/2009    3.77   4.26
12/23/2009    3.78   4.27
12/24/2009    3.79   4.28
12/28/2009    3.77   4.28
12/29/2009    3.76   4.27
12/30/2009    3.76   4.28
12/31/2009    3.77   4.26
  1/4/2010    3.86   4.30
  1/5/2010    3.86   4.31
  1/6/2010    3.87   4.32
  1/7/2010    3.87   4.33
  1/8/2010    3.94   4.35
 1/11/2010    3.94   4.36
 1/12/2010    3.87   4.34
 1/13/2010    3.87   4.35
 1/14/2010    3.85   4.36
 1/15/2010    3.87   4.34
 1/19/2010    3.88   4.33
 1/20/2010    3.86   4.31
 1/21/2010    3.83   4.26
 1/22/2010    3.74   4.21
 1/25/2010    3.71   4.22
 1/26/2010    3.73   4.21
 1/27/2010    3.69   4.23
 1/28/2010    3.68   4.20
 1/29/2010    3.66   4.18
  2/1/2010    3.70   4.22
  2/2/2010    3.76   4.25
  2/3/2010    3.78   4.24
  2/4/2010    3.65   4.16
  2/5/2010    3.57   4.16
  2/8/2010    3.62   4.14
  2/9/2010    3.77   4.17
 2/10/2010    3.76   4.16
 2/11/2010    3.85   4.18
 2/12/2010    3.84   4.17
 2/16/2010    3.90   4.17
 2/17/2010    3.87   4.19
 2/18/2010    3.80   4.21
 2/19/2010    3.79   4.22
 2/22/2010    3.80   4.23
 2/23/2010    3.81   4.20
 2/24/2010    3.81   4.22
 2/25/2010    3.84   4.22
 2/26/2010    3.90   4.23
  3/1/2010    3.99   4.25
  3/2/2010    4.06   4.26
  3/3/2010    4.14   4.27
  3/4/2010    4.10   4.29
  3/5/2010    4.14   4.32
  3/8/2010    4.13   4.33
  3/9/2010    4.07   4.33
 3/10/2010    4.13   4.35
 3/11/2010    4.15   4.36
 3/12/2010    4.19   4.36
 3/15/2010    4.22   4.36
 3/16/2010    4.17   4.34
 3/17/2010    4.14   4.36
 3/18/2010    4.10   4.36
 3/19/2010    4.07   4.35
 3/22/2010    4.10   4.35
 3/23/2010    4.15   4.38
 3/24/2010    4.15   4.37
 3/25/2010    4.13   4.33
 3/26/2010    4.15   4.34
 3/29/2010    4.16   4.36
 3/30/2010    4.11   4.37
 3/31/2010    4.10   4.37
  4/1/2010    4.16   4.40
  4/5/2010    4.15   4.42
  4/6/2010    4.16   4.42
  4/7/2010    4.12   4.40
  4/8/2010    4.19   4.41
  4/9/2010    4.22   4.43
 4/12/2010    4.20   4.44
 4/13/2010    4.18   4.43
 4/14/2010    4.18   4.47
 4/15/2010    4.18   4.43
 4/16/2010    4.15   4.43
 4/19/2010    4.21   4.44
 4/20/2010    4.21   4.44
 4/21/2010    4.25   4.43
 4/22/2010    4.23   4.43
 4/23/2010    4.23   4.45
 4/26/2010    4.20   4.45
 4/27/2010    4.20   4.37
 4/28/2010    4.22   4.39
 4/29/2010    4.20   4.43
 4/30/2010    4.23   4.40
  5/3/2010    4.28   4.43
  5/4/2010    4.18   4.35
  5/5/2010    4.14   4.31
  5/6/2010    4.00   4.18
  5/7/2010    3.93   4.14
 5/10/2010    4.08   4.28
 5/11/2010    4.00   4.26
 5/12/2010    4.08   4.31
 5/13/2010    4.09   4.27
 5/14/2010    4.01   4.20
 5/17/2010    3.97   4.20
 5/18/2010    3.92   4.10
 5/19/2010    3.85   4.09
 5/20/2010    3.67   3.96
 5/21/2010    3.74   4.00
 5/24/2010    3.74   3.97
 5/25/2010    3.65   3.97
 5/26/2010    3.71   3.96
 5/27/2010    3.76   4.06
 5/28/2010    3.79   4.04

Date              Premium/Discount
----              ----------------
 12/1/2009            -12.322
 12/2/2009            -13.239
 12/3/2009            -12.559
 12/4/2009            -13.002
 12/7/2009            -12.057
 12/8/2009            -11.611
 12/9/2009             -12.53
12/10/2009            -12.264
12/11/2009            -11.972
12/14/2009            -10.304
12/15/2009             -9.242
12/16/2009             -9.693
12/17/2009            -10.476
12/18/2009            -10.926
12/21/2009            -11.557
12/22/2009            -11.505
12/23/2009            -11.475
12/24/2009            -11.449
12/28/2009            -11.916
12/29/2009            -11.944
12/30/2009             -12.15
12/31/2009            -11.502
  1/4/2010            -10.233
  1/5/2010            -10.441
  1/6/2010            -10.417
  1/7/2010            -10.624
  1/8/2010             -9.425
 1/11/2010             -9.633
 1/12/2010            -10.829
 1/13/2010            -11.034
 1/14/2010            -11.697
 1/15/2010            -10.832
 1/19/2010            -10.393
 1/20/2010            -10.441
 1/21/2010            -10.094
 1/22/2010            -11.164
 1/25/2010            -12.085
 1/26/2010            -11.401
 1/27/2010            -12.766
 1/28/2010            -12.381
 1/29/2010            -12.443
  2/1/2010            -12.299
  2/2/2010            -11.529
  2/3/2010            -10.849
  2/4/2010             -12.26
  2/5/2010            -14.183
  2/8/2010             -12.56
  2/9/2010             -9.592
 2/10/2010             -9.615
 2/11/2010             -7.883
 2/12/2010             -7.914
 2/16/2010             -6.475
 2/17/2010             -7.637
 2/18/2010             -9.739
 2/19/2010             -10.19
 2/22/2010            -10.165
 2/23/2010             -9.286
 2/24/2010             -9.713
 2/25/2010             -9.005
 2/26/2010             -7.801
  3/1/2010             -6.118
  3/2/2010             -4.695
  3/3/2010             -3.056
  3/4/2010             -4.429
  3/5/2010              -4.17
  3/8/2010             -4.619
  3/9/2010             -6.005
 3/10/2010             -5.057
 3/11/2010             -4.817
 3/12/2010             -3.899
 3/15/2010             -3.211
 3/16/2010             -3.917
 3/17/2010             -5.046
 3/18/2010             -5.963
 3/19/2010             -6.437
 3/22/2010             -5.747
 3/23/2010             -5.251
 3/24/2010             -5.034
 3/25/2010             -4.619
 3/26/2010             -4.381
 3/29/2010             -4.587
 3/30/2010             -5.947
 3/31/2010             -6.178
  4/1/2010             -5.455
  4/5/2010             -6.109
  4/6/2010             -5.882
  4/7/2010             -6.364
  4/8/2010             -4.989
  4/9/2010              -4.74
 4/12/2010             -5.405
 4/13/2010             -5.632
 4/14/2010             -6.488
 4/15/2010             -5.632
 4/16/2010             -6.321
 4/19/2010              -5.18
 4/20/2010              -5.18
 4/21/2010             -4.063
 4/22/2010             -4.515
 4/23/2010             -4.944
 4/26/2010             -5.618
 4/27/2010              -3.89
 4/28/2010             -3.872
 4/29/2010             -5.192
 4/30/2010             -3.864
  5/3/2010             -3.389
  5/4/2010             -3.908
  5/5/2010             -3.944
  5/6/2010             -4.306
  5/7/2010             -5.072
 5/10/2010             -4.673
 5/11/2010             -6.127
 5/12/2010             -5.336
 5/13/2010             -4.218
 5/14/2010             -4.524
 5/17/2010             -5.476
 5/18/2010              -4.39
 5/19/2010             -5.868
 5/20/2010             -7.323
 5/21/2010               -6.5
 5/24/2010             -5.793
 5/25/2010              -8.06
 5/26/2010             -6.313
 5/27/2010             -7.389
 5/28/2010             -5.955


                                 10 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

     (UNAUDITED)

                         CWF AS A % OF TOTAL INVESTMENTS
                              (As of May 31, 2010)

                                   (PIE CHART)

Fixed Income    42.2%
Equities        57.8%

     HOW IS THE FUND POSITIONED AT THE CLOSE OF THE PERIOD?

     As of May 31, 2010, the percentage of the Fund's total investments held in equities and fixed income was 57.8% and 42.2%, respectively. The Fund continues to be overweight high quality, higher dividend paying securities. As shown by the chart below, in the Equity portion of the portfolio, securities related to the Financial sector represent the largest sector allocation from both an absolute and relative perspective. The Financials weighting has been slightly decreased through profit taking as the financial markets have recovered. Technology and Consumer Discretionary are the largest underweights within the portfolio at May 31, 2010.

               FUND EQUITY ALLOCATION AS A % OF TOTAL INVESTMENTS
                              (As of May 31, 2010)

                                   (PIE CHART)

Fixed Income                  42.2%
Equities                      57.8%
Energy                         8.1%
Utilities                      1.1%
Banks                          4.3%
Transportation                 1.4%
Telecommunications Services    2.9%
REITS                          2.4%
Industrials                    8.7%
Basic Materials                1.5%
Consumer Discretionary         3.6%
Financials                     8.6%
Consumer Staples               5.0%
Technology                     5.2%
Health Care                    5.0%

     The fixed income portion of the Fund remains diversified (as seen on the next page) and invested primarily in `B' and `BB' rated issuers. While credit standards appear to be loosening somewhat (as seen in the graph on the next page), we expect demand for corporate credit to remain relatively low unless there is an increase in the current rate of economic growth and job creation. We are encouraged that high yield default rates have fallen from their recent highs, but believe further declines in the default rate are necessary for the high yield market to extend its recent gains. We currently intend that the fixed income portion of the fund will remain well diversified with the primary goal of contributing income to support the Fund's monthly distribution.


                                 11 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

     (UNAUDITED)

            FUND FIXED INCOME ALLOCATION AS A % OF TOTAL INVESTMENTS
                              (As of May 31, 2010)

                                  (PIE CHART)

Basic Industry             2.6%
Building Materials         2.0%
Cable Television           3.0%
Consumer Products          0.9%
Energy                    10.1%
Financials                 2.3%
Gaming                     2.2%
Healthcare                 1.9%
Metals & Mining            1.4%
Paper & Forest Products    2.6%
Retail                     1.9%
Services                   3.7%
Telecommunications         3.8%
Transportation             0.5%
Utilities                  3.3%
Fixed Income              42.2%
Equities                  57.8%

              NET % OF CREDITORS TIGHTENING STANDARDS FOR C&I LOANS
                            (source: Federal Reserve)

                              (PERFORMANCE GRAPH)

Mar-90         56.90
Jun-90         39.45
Sep-90         48.90
Dec-90         36.00
Mar-91         15.50
Jun-91         12.25
Sep-91          9.00
Dec-91          5.25
Mar-92          0.90
Jun-92         -1.70
Sep-92          4.35
Dec-92          2.65
Mar-93         -7.85
Jun-93        -19.45
Sep-93        -17.75
Dec-93        -12.95
Mar-94        -12.20
Jun-94         -6.95
Sep-94        -17.40
Dec-94         -6.85
Mar-95         -5.90
Jun-95         -6.05
Sep-95         -3.45
Dec-95          6.95
Mar-96         -0.90
Jun-96         -3.70
Sep-96         -7.80
Dec-96         -5.45
Mar-97         -6.95
Jun-97         -5.70
Sep-97         -7.00
Dec-97          1.80
Mar-98         -7.10
Jun-98          0.00
Sep-98         36.40
Dec-98          7.40
Mar-99         10.00
Jun-99          5.40
Sep-99          9.10
Dec-99         10.90
Mar-00         24.60
Jun-00         33.90
Sep-00         43.80
Dec-00         59.70
Mar-01         50.90
Jun-01         40.40
Sep-01         50.90
Dec-01         45.40
Mar-02         25.00
Jun-02         23.20
Sep-02         20.00
Dec-02         22.00
Mar-03          8.90
Jun-03          3.50
Sep-03          0.00
Dec-03        -17.90
Mar-04        -23.20
Jun-04        -20.00
Sep-04        -21.10
Dec-04        -23.60
Mar-05        -24.10
Jun-05        -16.70
Sep-05         -8.80
Dec-05        -10.70
Mar-06        -12.30
Jun-06         -8.90
Sep-06          0.00
Dec-06          0.00
Mar-07         -3.70
Jun-07          7.50
Sep-07         19.20
Dec-07         32.20
Mar-08         55.40
Jun-08         57.60
Sep-08         83.60
Dec-08         64.20
Mar-09         39.60
Jun-09         31.50
Sep-09         14.00
Dec-09         -5.50
Mar-10         -7.10


                                 12 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

     (UNAUDITED)

     WHAT ARE THE TOP 10 EQUITY HOLDINGS BY PERCENTAGE OF TOTAL INVESTMENTS?

               TOP 10 EQUITIES BY PERCENTAGE OF TOTAL INVESTMENTS
                              (AS OF MAY 31, 2010)

                                             % OF TOTAL
TICKER                      SECURITY        INVESTMENTS
------   --------------------------------   -----------
OXY      Occidental Petroleum Corporation      2.9%
MET      Metlife, Inc.                         2.8%
JPM      JPMorgan Chase & Company              2.5%
ETP      Energy Transfer Partners, LP          2.1%
LTD      Limited Brands, Inc.                  1.9%
KBE      SPDR KBW Bank ETF                     1.8%
MMM      3M Company                            1.8%
PFE      Pfizer, Inc.                          1.7%
ACE      ACE Limited                           1.7%
HPQ      Hewlett-Packard Company               1.5%

                      DEFINITION OF THE COMPARATIVE INDICES

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

MERRILL LYNCH HIGH YIELD CASH PAY INDEX is an unmanaged index of corporate bonds that pay cash coupons, meet a minimum size threshold, and have a Merrill Lynch composite rating lower than BBB3.


                                 13 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

     UTILIZATION OF LEVERAGE (UNAUDITED)

     Until recently the Fund utilized leverage through the issuance of commercial paper. Effective April 26, 2010, the Fund replaced its commercial paper program with a line of credit up to $25 million and has borrowed $20 million on the line to pay down the remaining commercial paper and to borrow for investment purposes. The Fund's portfolio securities have been pledged as collateral to secure this loan. The line bears a variable interest rate equal to the 1-month LIBOR Market Index Rate plus 0.90% and an annual commitment fee of 0.10% on the unused balance. The Fund has the ability to leverage to a maximum of 33% of the Fund's gross assets, measured at the time of incurrence of the loan. As of May 31, 2010, the Fund had borrowed $20 million on the line of credit.

     Borrowing for investment purposes creates an opportunity of increased return, but at the same time, involves special risk considerations. Borrowing increases the like-lihood of greater volatility of net asset value and market price of the Fund's com-mon stock. To the extent that the return that the Fund earns on the securities purchased with borrowed monies exceeds the interest paid, the net asset value of the Fund's shares (and the return of the Fund) will increase to a greater extent than would otherwise be the case. Conversely, if the return that the Fund earns on the additional securities purchased fails to cover the interest incurred on the monies borrowed, the net asset value of the Fund (and the return of the Fund) would be lower than if borrowing had not been used. In addition, when the Fund borrows at a variable interest rate, there is a risk that fluctuations in the interest rate may adversely affect the return to the Fund's stockholders. Borrowing on a secured basis results in certain additional risks. Should securities that are pledged as collat-eral to secure the loan decline in value, the Fund may be required to pledge addi-tional funds in the form of cash or securities to the lender to avoid liquidation of those pledged assets. In the event of a steep drop in the value of pledged securities, it might not be possible to liquidate assets quickly enough and this could result in mandatory liquidation of the pledged assets in a declining market at relatively low prices. Furthermore, the investment adviser's ability to sell the pledged securities is limited by the terms of the loan, which may reduce its investment flexibility over the pledged securities. In addition, the rights of the lender to receive payments of interest on and repayments of principal will be senior to the rights of the Fund's stockholders. Successful use of a borrowing strategy may depend on the invest-ment adviser's ability to predict correctly interest rates and market movements, and there is no assurance that a borrowing strategy will be successful during any period in which it is employed.

     To illustrate these concepts, assume a fund's common stock capitalization of $100 million and the borrowing under a line of credit for an additional $20 million, cre-ating a total value of $120 million available for investment in long-term securities. If prevailing short-term interest rates are approximately 3% and long-term interest rates are approximately 6%, the yield curve has a strongly positive slope. In this example, the Fund pays interest on the $20 million loan based on the lower short-term interest rates. At the same time, the Fund's total portfolio of $120 million earns the income based on long-term interest rates. IN THIS CASE, THE INTEREST PAID ON THE LOAN IS SIGNIFICANTLY LOWER THAN THE INCOME EARNED ON THE FUND'S LONG-TERM INVESTMENTS, AND THEREFORE THE COMMON STOCK SHAREHOLDERS ARE THE BENEFICI-ARIES OF THE INCREMENTAL YIELD. HOWEVER, IF SHORT-TERM INTEREST RATES RISE, NARROWING THE DIFFERENTIAL BETWEEN SHORT-TERM AND LONG-TERM INTEREST RATES, THE INCREMENTAL YIELD PICK-UP ON THE COMMON STOCK WILL BE REDUCED OR ELIMINATED COMPLETELY. AT THE SAME TIME, THE MARKET VALUE ON THE FUND'S COMMON STOCK (THAT IS, ITS PRICE AS LISTED ON THE NEW YORK STOCK EXCHANGE), MAY, AS A RESULT, DECLINE. FURTHERMORE, IF LONG-TERM INTEREST RATES RISE, THE COMMON STOCK'S NAV WILL REFLECT THE FULL DECLINE IN THE PRICE OF THE PORTFOLIO'S INVESTMENTS, SINCE THE AMOUNT OF THE FUND'S OUTSTANDING LOAN DOES NOT FLUCTUATE. IN ADDITION TO THE DECLINE IN NET ASSET VALUE, THE MARKET VALUE OF THE FUND'S COMMON STOCK MAY ALSO DECLINE.


                                 14 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED)

ASSET CLASS WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Common Stock            72.3%
Exchange Traded Fund     2.4%
Preferred Stock          0.0%
Corporate Notes/Bonds   54.7%

+    Percentages are based on total net assets of $68,262,352.

Total Investments including leverage are $88,331,352.

                                                     NUMBER OF          MARKET
                                                       SHARES           VALUE
                                                 -----------------   -----------
COMMON STOCK--72.3%
AEROSPACE & DEFENSE--2.6%
Honeywell International, Inc. ................              25,000   $ 1,069,250
United Technologies Corporation ..............              10,000       673,800
                                                                     -----------
                                                                       1,743,050
                                                                     -----------
AIR FREIGHT & LOGISTICS--0.5%
United Parcel Service, Inc., Class B .........               6,000       376,560
                                                                     -----------
BANKS--3.2%
JPMorgan Chase & Company .....................              55,000     2,176,900
                                                                     -----------
BASIC INDUSTRY--1.6%
Dow Chemical Company .........................              15,000       403,650
EI du Pont de Nemours & Company ..............              11,000       397,870
PPG Industries, Inc. .........................               5,000       320,350
                                                                     -----------
                                                                       1,121,870
                                                                     -----------
BEVERAGES--2.0%
Coca-Cola Company ............................              15,000       771,000
PepsiCo, Inc. ................................              10,000       628,900
                                                                     -----------
                                                                       1,399,900
                                                                     -----------
COMMERCIAL SERVICES & SUPPLIES--0.7%
Waste Management, Inc. .......................              15,000       487,650
                                                                     -----------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                 15 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

                                                     NUMBER OF          MARKET
                                                       SHARES           VALUE
                                                 -----------------   -----------
COMMON STOCK (CONTINUED)
COMMUNICATIONS EQUIPMENT--0.5%
QUALCOMM, Inc. ...............................              10,000   $   355,600
                                                                     -----------
COMPUTERS & PERIPHERALS--2.3%
Hewlett-Packard Company ......................              29,100     1,338,891
International Business Machines Corporation ..               2,000       250,520
                                                                     -----------
                                                                       1,589,411
                                                                     -----------
ELECTRICAL EQUIPMENT--1.4%
Emerson Electric Company .....................              20,000       928,800
                                                                     -----------
ENERGY--10.5%
Energy Transfer Partners LP (A) ..............              41,500     1,830,150
Enterprise Products Partners LP (A) ..........              20,000       672,000
Exxon Mobil Corporation ......................              20,000     1,209,200
General Maritime Corporation .................             105,000       725,550
Occidental Petroleum Corporation .............              30,800     2,541,308
Williams, Inc. ...............................              10,000       197,500
                                                                     -----------
                                                                       7,175,708
                                                                     -----------
FINANCIAL--11.1%
ACE Limited ..................................              30,000     1,474,800
Apollo Investment Corporation ................              40,000       417,200
Invesco Limited ..............................              30,000       556,800
Lincoln National Corporation .................              50,000     1,323,000
MetLife, Inc. ................................              60,000     2,429,400
Newco Star Asia Financial Limited
   SPV *+(B)(C) ..............................              15,000        40,050
NYSE Euronext ................................              20,000       573,400
Solar Capital Limited ........................              32,175       686,615
Star Asia Financial Limited *+ (B)(C) ........              45,000       106,425
                                                                     -----------
                                                                       7,607,690
                                                                     -----------
FOOD & STAPLES RETAILING--1.0%
CVS Caremark Corporation .....................              20,000       692,600
                                                                     -----------
FOOD, BEVERAGE & TOBACCO--1.8%
Altria Group, Inc. ...........................              25,000       507,250
Kraft Foods, Inc., Class A ...................              10,000       286,000
Philip Morris International, Inc. ............              10,000       441,200
                                                                     -----------
                                                                       1,234,450
                                                                     -----------

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                16 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

                                                     NUMBER OF          MARKET
                                                       SHARES           VALUE
                                                 -----------------   -----------
COMMON STOCK (CONTINUED)
HEALTHCARE--6.5%
Abbott Laboratories ..........................              20,000   $   951,200
Bristol-Myers Squibb Company .................              55,000     1,276,550
Merck & Company, Inc. ........................              20,000       673,800
Pfizer, Inc. .................................             100,000     1,523,000
                                                                     -----------
                                                                       4,424,550
                                                                     -----------
INDUSTRIAL CONGLOMERATES--3.2%
3M Company ...................................              20,000     1,586,200
General Electric Company .....................              35,000       572,250
                                                                     -----------
                                                                       2,158,450
                                                                     -----------
IT SERVICES--0.4%
Paychex, Inc. ................................              10,000       285,400
                                                                     -----------
LEISURE EQUIPMENT & PRODUCTS--0.5%
Mattel, Inc. .................................              15,000       324,900
                                                                     -----------
MACHINERY--1.8%
Caterpillar, Inc. ............................              20,000     1,215,200
                                                                     -----------
METALS & MINING--1.9%
BHP Billiton Limited ADR .....................              20,000     1,296,800
                                                                     -----------
MULTILINE RETAIL--1.7%
JC Penney Company, Inc. ......................              10,000       274,900
Target Corporation ...........................              16,000       872,480
                                                                     -----------
                                                                       1,147,380
                                                                     -----------
PERSONAL PRODUCTS--1.6%
Avon Products, Inc. ..........................              40,000     1,059,600
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS--3.1%
Annaly Mortgage Management, Inc. .............              58,900       998,944
MFA Mortgage Investments, Inc. ...............             150,000     1,099,500
                                                                     -----------
                                                                       2,098,444
                                                                     -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.4%
Intel Corporation ............................              30,000       642,600
Microchip Technology, Inc. ...................              35,000       974,750
                                                                     -----------
                                                                       1,617,350
                                                                     -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                 17 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

                                                     NUMBER OF
                                                      SHARES/
                                                     PRINCIPAL          MARKET
                                                       AMOUNT           VALUE
                                                 -----------------   -----------
COMMON STOCK (CONTINUED)
SOFTWARE--1.1%
Microsoft Corporation ........................              30,000   $   774,000
                                                                     -----------
SPECIALTY RETAIL--2.5%
Limited Brands, Inc. .........................              68,300     1,697,938
                                                                     -----------
TELECOMMUNICATIONS--3.5%
AT&T, Inc. ...................................              40,500       984,150
Frontier Communications Corporation ..........             125,000       993,750
Verizon Communications, Inc. .................              15,000       412,800
                                                                     -----------
                                                                       2,390,700
                                                                     -----------
TRANSPORTATION--1.2%
Nordic American Tanker Shipping ..............              10,000       284,000
Seaspan Corporation ..........................              50,000       534,500
                                                                     -----------
                                                                         818,500
                                                                     -----------
UTILITIES--1.4%
Southern Company .............................              30,000       981,000
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
Vodafone Group PLC ADR .......................              10,000       201,000
                                                                     -----------
TOTAL COMMON STOCK (COST $48,883,467) ........                        49,381,401
                                                                     -----------
EXCHANGE TRADED FUND--2.4%
SPDR KBW Bank ................................              65,000     1,610,050

                                                                     -----------
TOTAL EXCHANGE TRADED FUND (COST $871,731) ...                         1,610,050
                                                                     -----------
PREFERRED STOCK--0.0%
FINANCIAL--0.0%
Solar Cayman Limited *+(B) ...................              80,000        26,400

                                                                     -----------
TOTAL PREFERRED STOCK (COST $604,763) ........                            26,400
                                                                     -----------
CORPORATE NOTES/BONDS--54.7%
BASIC INDUSTRY--4.3%
Aquilex Holdings LLC+
   11.125%, 12/15/16 .........................   $         500,000       502,500
H&E Equipment Services, Inc.
   8.375%, 07/15/16 ..........................           1,175,000     1,141,219
United Rentals North America, Inc.
   10.875%, 06/15/16 .........................             270,000       288,900

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                                 18 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

                                                     PRINCIPAL          MARKET
                                                       AMOUNT           VALUE
                                                 -----------------   -----------
CORPORATE NOTES/BONDS (CONTINUED)
BASIC INDUSTRY (CONTINUED)
WireCo WorldGroup+
   9.500%, 05/15/17 ..........................   $       1,000,000   $   981,250
                                                                     -----------
                                                                       2,913,869
                                                                     -----------
BUILDING MATERIALS--1.2%
Gibraltar Industries, Inc.
   8.000%, 12/01/15 ..........................             840,000       827,400
                                                                     -----------
CABLE TELEVISION--3.9%
Cequel Communications Holdings I LLC and
   Cequel Capital Corporation+
   8.625%, 11/15/17 ..........................           1,000,000       970,000
CSC Holdings, Inc.
   7.875%, 02/15/18 ..........................             550,000       563,750
Mediacom Broadband LLC
   8.500%, 10/15/15 ..........................             750,000       748,125
Virgin Media Finance PLC
   9.500%, 08/15/16 ..........................             350,000       360,500
                                                                     -----------
                                                                       2,642,375
                                                                     -----------
CONSUMER FINANCE--1.1%
Credit Acceptance Corporation+
   9.125%, 02/01/17 ..........................             740,000       751,100
                                                                     -----------
CONSUMER STAPLES--0.4%
Dean Foods Company
   7.000%, 06/01/16 ..........................             300,000       277,125
                                                                     -----------
ENERGY--6.2%
Cimarex Energy Company
   7.125%, 05/01/17 ..........................             650,000       650,000
Concho Resources, Inc.
   8.625%, 10/01/17 ..........................             500,000       508,750
Copano Energy LLC
     8.125%, 03/01/16 ........................             935,000       906,950
Crosstex Energy+
   8.875%, 02/15/18 ..........................             250,000       247,500
Linn Energy LLC
   9.875%, 07/01/18 ..........................             185,000       194,250

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                 19 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

                                                     PRINCIPAL          MARKET
                                                       AMOUNT           VALUE
                                                 -----------------   -----------
CORPORATE NOTES/BONDS (CONTINUED)
ENERGY (CONTINUED)
Niska Gas Storage US LLC+
   8.875%, 03/15/18 ..........................   $         500,000   $   505,000
Plains Exploration & Production Company
   7.625%, 06/01/18 ..........................             500,000       469,375
Range Resources Corporation
   7.500%, 05/15/16 ..........................             750,000       755,625
                                                                     -----------
                                                                       4,237,450
                                                                     -----------
FINANCIAL--1.1%
Penson Worldwide, Inc.+
   12.500%, 05/15/17 .........................             750,000       747,188
                                                                     -----------
FIREARMS AND AMMUNITION--0.9%
Colt Defense LLC+
   8.750%, 11/15/17 ..........................             750,000       603,750
                                                                     -----------
GAMING--2.9%
MTR Gaming Group, Inc.
   9.000%, 06/01/12 ..........................             700,000       549,500
Seneca Gaming Corporation
   7.250%, 05/01/12 ..........................           1,000,000       987,500
Yonkers Racing Corporation+
   11.375%, 07/15/16 .........................             400,000       430,000
                                                                     -----------
                                                                       1,967,000
                                                                     -----------
HEALTHCARE--1.0%
Omnicare, Inc.
   6.875%, 12/15/15 ..........................             650,000       645,125
                                                                     -----------
INTERNET SOFTWARE & SERVICES--0.8%
Equinix, Inc.
   8.125%, 03/01/18 ..........................             500,000       510,000
                                                                     -----------
LEISURE--0.7%
Universal City Development Partners Limited+
   8.875%, 11/15/15 ..........................             500,000       497,500
                                                                     -----------
LIFE SCIENCES TOOLS & SERVICES--1.5%
Patheon, Inc.+
   8.625%, 04/15/17 ..........................           1,000,000     1,005,000
                                                                     -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                 20 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

                                                     PRINCIPAL          MARKET
                                                       AMOUNT           VALUE
                                                 -----------------   -----------
CORPORATE NOTES/BONDS (CONTINUED)
MACHINERY--1.1%
Cleaver-Brooks, Inc.+
   12.250%, 05/01/16..........................   $         600,000   $   607,500
Trimas Corporation+
   9.750%, 12/15/17...........................             170,000       173,400
                                                                     -----------
                                                                         780,900
                                                                     -----------
METALS & MINING--1.8%
Cloud Peak Energy Resources LLC+
   8.500%, 12/15/19...........................           1,000,000     1,000,000
Consol Energy, Inc.+
   8.000%, 04/01/17...........................             250,000       255,312
                                                                     -----------
                                                                       1,255,312
                                                                     -----------
MORTGAGE BANKS--0.7%
Provident Funding Associates+
   10.250%, 04/15/17..........................             500,000       500,000
                                                                     -----------
OIL-FIELD SERVICES--3.1%
Cie Generale de Geophysique
   7.750%, 05/15/17...........................             500,000       477,500
Complete Production Services, Inc.
   8.000%, 12/15/16...........................             780,000       772,200
Hornbeck Offshore Services, Inc.
   8.000%, 09/01/17...........................             900,000       886,500
                                                                     -----------
                                                                       2,136,200
                                                                     -----------
OIL REFINING AND MARKETING--0.7%
Coffeyville Resources LLC+
   9.000%, 04/01/15...........................             300,000       298,500
Coffeyville Resources LLC+
   10.875%, 04/01/17..........................             200,000       201,000
                                                                     -----------
                                                                         499,500
                                                                     -----------
PAPER & FOREST PRODUCTS--4.7%
Appleton Papers, Inc.+
   10.500%, 06/15/15..........................           1,000,000       915,000
P H Glatfelter
   7.125%, 05/01/16...........................           1,190,000     1,136,450

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                 21 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

                                                     PRINCIPAL          MARKET
                                                       AMOUNT           VALUE
                                                 -----------------   -----------
CORPORATE NOTES/BONDS (CONTINUED)
PAPER & FOREST PRODUCTS (CONTINUED)
PE Paper Escrow+
   12.000%, 08/01/14..........................   $         250,000   $   274,200
U.S. Corrugated (B)
   10.000%, 06/01/13..........................           1,000,000       900,000
                                                                     -----------
                                                                       3,225,650
                                                                     -----------
REAL ESTATE MANAGEMENT--0.5%
Corrections Corp of America
   7.750%, 06/01/17...........................             300,000       311,250
                                                                     -----------
RETAIL--2.5%
Brown Shoe Company, Inc.
   8.750%, 05/01/12...........................             700,000       708,750
Couche-Tard US LP
   7.500%, 12/15/13...........................             500,000       501,250
Susser Holdings LLC+
   8.500%, 05/15/16...........................             500,000       496,250
                                                                     -----------
                                                                       1,706,250
                                                                     -----------
SERVICES--2.2%
ARAMARK Corporation
   8.500%, 02/01/15...........................             500,000       501,250
KAR Holdings, Inc.
   8.750%, 05/01/14...........................             770,000       766,150
Mobile Mini, Inc.
   9.750%, 08/01/14...........................             250,000       255,625
                                                                     -----------
                                                                       1,523,025
                                                                     -----------
TELECOMMUNICATIONS--4.1%
Cincinnati Bell, Inc.
   8.750%, 03/15/18...........................           1,000,000       930,000
Clearwire Communications LLC+
   12.000%, 12/01/15..........................             750,000       731,250
Frontier Communications Corporation
   8.250%, 05/01/14...........................             150,000       154,687
Hughes Network Systems LLC
   9.500%, 04/15/14...........................           1,000,000     1,000,000
                                                                     -----------
                                                                       2,815,937
                                                                     -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                 22 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

                                                 PRINCIPAL AMOUNT/      MARKET
                                                 WRITTEN CONTRACTS      VALUE
                                                 -----------------   -----------
CORPORATE NOTES/BONDS (CONTINUED)
TRANSPORTATION--1.7%
American Petroleum Tankers LLC+
   10.250%, 05/01/15..........................   $         750,000   $   746,250
Marquette Transportation Company+
   10.875%, 01/15/17..........................             400,000       396,000
                                                                     -----------
                                                                       1,142,250
                                                                     -----------
UTILITIES--5.6%
AES Corporation +
   9.750%, 04/15/16...........................             500,000       533,750
Edison Mission Energy
   7.000%, 05/15/17...........................             650,000       442,812
Elwood Energy LLC
   8.159%, 07/05/26...........................             820,703       781,720
Ferrellgas Partners LP+
   9.125%, 10/01/17...........................             100,000       104,000
Ferrellgas Partners LP
   6.750%, 05/01/14...........................             400,000       392,000
North American Energy Alliance LLC+
   10.875%, 06/01/16..........................             400,000       411,000
Sierra Pacific Resources
   8.625%, 03/15/14...........................             750,000       775,313
Southern Star Central Corporation
   6.750%, 03/01/16...........................             350,000       351,750
                                                                     -----------
                                                                       3,792,345
                                                                     -----------
TOTAL CORPORATE NOTES/BONDS
   (COST $38,269,952).........................                        37,313,501
                                                                     -----------
TOTAL INVESTMENTS--129.4% (COST $88,629,913)..                        88,331,352
                                                                     -----------
COVERED CALL OPTIONS WRITTEN--(0.2)%
Dow Chemical Company, Expires: 06/19/10,
   Strike Price: $30..........................                 (50)       (1,350)
Invesco PLC, Expires: 06/19/10,
   Strike Price: $22.50.......................                (150)       (3,000)
Lincoln National Corporation,
   Expires: 06/19/10, Strike Price: $34.......                (250)       (2,500)
MetLife, Expires: 06/19/10, Strike
   Price: $47.................................                (300)       (2,550)

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                 23 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)

                                                      WRITTEN           MARKET
                                                     CONTRACTS          VALUE
                                                 -----------------   -----------
COVERED CALL OPTIONS WRITTEN (CONTINUED)
Microchip Technology, Inc., Expires: 06/19/10,
   Strike Price: $30...........................               (200)  $    (3,000)
Microsoft Corporation, Expires: 06/19/10,
   Strike Price: $31...........................               (100)         (200)
NYSE Euronext, Expires: 06/19/10, Strike
   Price: $34..................................               (100)         (200)
S&P 500 Index, Expires: 06/19/10, Strike
   Price: $1,140...............................               (200)     (126,000)
                                                                     -----------
TOTAL COVERED CALL OPTIONS WRITTEN
   (PREMIUMS RECEIVED $193,897)................                         (138,800)
                                                                     -----------
OTHER LIABILITIES IN EXCESS OF
   ASSETS--(29.2)%.............................                      (19,930,200)
                                                                     -----------
NET ASSETS--100.0%.............................                      $68,262,352
                                                                     ===========

*    Non income producing security.

+ Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. At May 31, 2010, these securi- ties amounted to $15,057,075 or 22.1% of net assets.

(A) Securities considered Master Limited Partnership. At May 31, 2010, these securities amounted to $2,502,150 or 3.7% of net assets.

(B)  Securities fair valued in accordance with Fair Value Procedures (See Note
     1).

(C) Security is illiquid. The total value of illiquid securities as of May 31, 2010 was $146,475 or 0.2% of net assets.

ADR  American Depositary Receipt

LLC  Limited Liability Company

LP   Limited Partnership

PLC  Public Limited Company

SPDR Standard & Poor's Depository Receipts

SPV  Special Purpose Vehicle

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                 24 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

STATEMENT OF ASSETS AND LIABILITIES
AS OF MAY 31, 2010 (UNAUDITED)

ASSETS:
Investments, at value (cost $88,629,913) (Note 1) .............   $  88,331,352
Receivable for securities sold ................................         225,142
Interest receivable ...........................................         765,206
Cash ..........................................................         160,888
Dividends receivable ..........................................         133,032
Prepaid expenses and other assets .............................          43,214
                                                                  -------------
   Total assets ...............................................      89,658,834
                                                                  -------------
LIABILITIES:
Line of Credit (Note 4) .......................................      20,000,000
Payable for investment securities purchased ...................         909,453
Covered call options written, at value
   (premiums received--$193,897) (Note 1) .....................         138,800
Payable for investment management fees (Note 2) ...............          65,687
Payable for administration fees (Note 2) ......................          12,740
Accrued expenses and other liabilities ........................         269,802
                                                                  -------------
   Total liabilities ..........................................      21,396,482
                                                                  -------------
NET ASSETS ....................................................   $  68,262,352
                                                                  =============
NET ASSETS CONSIST OF:
   Common Stock, $0.01 par value
      (authorized 100,000,000 shares) .........................   $     169,060
   Additional paid-in capital .................................     172,817,983
   Distributions in excess of net investment income ...........      (2,154,994)
   Accumulated net realized losses on investments and
      written call options ....................................    (102,326,233)
   Net unrealized depreciation on investments and
      written call options ....................................        (243,464)
                                                                  -------------
NET ASSETS ....................................................   $  68,262,352
                                                                  =============
NET ASSET VALUE PER SHARE:
   $68,262,352 / 16,905,967 shares of Common Stock
      issued and outstanding ..................................   $        4.04
                                                                  =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                 25 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
MAY 31, 2010 (UNAUDITED)

INVESTMENT INCOME:
Interest ........................................................   $ 1,560,562
Dividends .......................................................       895,068
                                                                    -----------
   Total investment income ......................................     2,455,630
                                                                    -----------
EXPENSES:
Investment management fees (Note 2) .............................       399,466
Commercial paper fees ...........................................       123,288
Administration fees (Note 2) ....................................        74,795
Legal fees ......................................................        73,820
Printing and shareholder reports ................................        32,229
Audit fees ......................................................        30,702
Line of credit fees .............................................        22,523
Transfer agent fees .............................................        20,168
Directors' fees and expenses ....................................        13,463
Insurance fees ..................................................        12,696
Registration fees ...............................................         9,987
Custodian fees ..................................................         6,927
Other operating expenses ........................................        11,913
                                                                    -----------
   Total operating expenses .....................................       831,977
                                                                    -----------
Interest expense (Note 4) .......................................       127,903
                                                                    -----------
   Total expenses ...............................................       959,880
      Less: Investment management fees waived (Note 2) ..........       (42,177)
                                                                    -----------
      Net expenses ..............................................       917,703
                                                                    -----------
      NET INVESTMENT INCOME .....................................     1,537,927
                                                                    -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments ................................     1,707,092
Net realized loss on written call options .......................      (109,266)
Change in net unrealized depreciation
   on investments and written call options ......................    (2,277,213)
                                                                    -----------
Net realized and unrealized loss on investments
   and written call options .....................................      (679,387)
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $   858,540
                                                                    ===========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                 26 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED
MAY 31, 2010 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in net assets resulting from operations .........   $    858,540
   Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
      Purchase of long-term portfolio investments ...............    (33,569,443)
      Proceeds from sales of long-term portfolio investments ....     25,403,838
      Net purchase of short-term portfolio investments ..........    (43,631,272)
      Net proceeds from sales of short-term portfolio
         investments ............................................     44,012,524
      Net realized loss on written call options .................        109,266
      Premiums received from options written ....................      1,895,077
      Premiums paid to closed options ...........................     (1,834,118)
      Amortization of premiums on investments ...................        (20,593)
      Net realized gain on investments ..........................     (1,707,092)
      Change in net unrealized depreciation on investments
         and written call options ...............................      2,277,213
      Increase in interest receivable ...........................       (104,757)
      Decrease in dividends receivable ..........................         42,420
      Increase in receivable for securities sold ................       (225,142)
      Decrease in prepaid expenses and other assets .............          3,027
      Increase in payable for securities purchased ..............         61,163
      Increase in payable for investment management fees ........          9,438
      Increase in payable for administration fees ...............            411
      Decrease in payable to custodian ..........................        (27,812)
      Increase in accrued expenses and
         other liabilities ......................................          8,739
                                                                    ------------
         Net cash used in operating activities ..................     (6,438,573)
                                                                    ------------
CASH FLOWS FROM FINANCING ACTIVITIES
   Cash dividends paid to shareholders ..........................     (3,448,817)
   Decrease in commercial paper, at value .......................     (9,951,722)
   Increase in line of credit ...................................     20,000,000
                                                                    ------------
         Net cash provided by financing activities ..............      6,599,461
                                                                    ------------
         Net increase in cash ...................................        160,888
CASH
         Cash at beginning of period ............................             --
                                                                    ------------
         Cash at end of period ..................................   $    160,888
                                                                    ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                 27 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

STATEMENT OF CHANGES IN NET ASSETS

                                                    FOR THE SIX      FOR THE
                                                   MONTHS ENDED    YEAR ENDED
                                                   MAY 31, 2010   NOVEMBER 30,
                                                    (UNAUDITED)       2009
                                                   ------------   ------------
OPERATIONS:
   Net investment income .......................   $ 1,537,927    $  3,472,300
   Net realized gain/(loss) on investments .....     1,707,092     (45,381,796)
   Net realized gain/(loss) on written call
      options ..................................      (109,266)      1,385,878
   Change in net unrealized appreciation
      (depreciation) on investments and written
      call options .............................    (2,277,213)     56,252,324
                                                   -----------    ------------
Net increase in net assets resulting
   from operations .............................       858,540      15,728,706
                                                   -----------    ------------
DIVIDENDS AND DISTRIBUTIONS TO
     SHAREHOLDERS FROM:
     Net investment income .....................    (3,448,817)     (6,607,782)
     Tax return of capital .....................            --        (289,851)
                                                   -----------    ------------
Net decrease in net assets resulting from
   dividends and distributions .................    (3,448,817)     (6,897,633)
                                                   -----------    ------------
Total increase (decrease) in net assets ........    (2,590,277)      8,831,073
                                                   -----------    ------------
NET ASSETS:
   Beginning of period .........................    70,852,629      62,021,556
                                                   -----------    ------------
   End of period
      (including distributions in excess of net
      investment income of $(2,154,944) and
      $(244,104), respectively) ................   $68,262,352    $ 70,852,629
                                                   ===========    ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                 28 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                          MAY 31, 2010

FINANCIAL HIGHLIGHTS

                                                                 FOR THE
                                                               SIX MONTHS        FOR THE
THE FOLLOWING PER SHARE DATA AND RATIOS HAVE                      ENDED        YEAR ENDED
BEEN DERIVED FROM INFORMATION PROVIDED IN THE                 MAY 31, 2010    NOVEMBER 30,
FINANCIAL STATEMENTS                                           (UNAUDITED)        2009
                                                              ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD ......................    $  4.19           $  3.67
                                                               -------           -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS: (1)
   Net investment income ..................................       0.09              0.21
   Net realized and unrealized gain (loss) on investment
      transactions and written call options ...............      (0.04)             0.72
                                                               -------           -------
      Total from investment operations ....................       0.05              0.93
                                                               -------           -------
LESS DIVIDENDS:
   Dividends from net investment income ...................      (0.20)            (0.39)
   Tax return of capital ..................................         --             (0.02)
                                                               -------           -------
      Total dividends .....................................      (0.20)            (0.41)
                                                               -------           -------
NET ASSET VALUE, END OF PERIOD ............................    $  4.04           $  4.19
                                                               =======           =======
MARKET VALUE, END OF PERIOD ...............................    $  3.79           $  3.65
                                                               =======           =======
TOTAL RETURN BASED ON: (2)
   Net asset value ........................................       1.48%            29.42%
                                                               =======           ======
   Market value ...........................................       9.28%            59.14%
                                                               =======           =======
RATIOS AND SUPPLEMENTAL DATA: (3)
   Net assets, end of period (000 omitted) ................    $68,262           $70,853
                                                               =======            ======
   Total expenses including waiver of fees ................       2.18%(5)          2.50%
   Total expenses excluding waiver of fees ................       2.28%(5)          2.60%
   Total operating expenses including waiver of fees (4) ..       1.58%(5)          1.66%
   Total operating expenses excluding waiver of fees (4) ..       1.68%(5)          1.76%
   Commercial paper fees and interest expense .............       0.60%(5)          0.85%
   Net investment income including waiver of fees .........       3.65%(5)          4.71%
   Portfolio turnover .....................................         30%               73%
LEVERAGE ANALYSIS:
   Aggregate amount outstanding at end of period
      (000 omitted) .......................................        N/A           $10,000
   Average daily balance of amortized cost of commercial
   paper outstanding (000 omitted) ........................        N/A           $ 9,960
   Asset coverage per $1,000 at end of period .............        N/A           $ 7,425

----------
(1)  Based on average shares outstanding.

(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Total investment return does not reflect brokerage commis-sions. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns based on market value can be sig-nificantly greater or less than investment returns based on net asset value. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(3) Ratios are stated as a percentage of managed net assets which includes any liabilities constituting indebtedness in connection with financial leverage.

(4)  Exclusive of commercial paper fees and interest expense.

(5)  Annualized.

Amounts designated as "--" are $0.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                 29 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

                                                                 FOR THE YEARS ENDED
                                                                     NOVEMBER 30,
                                                                 -------------------
                                                                   2008       2007
                                                                 -------    --------
NET ASSET VALUE, BEGINNING OF YEAR ...........................   $  8.16    $   9.55
                                                                 -------    --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS: (1)
   Net investment income .....................................      0.56        0.80
   Net realized and unrealized loss on investment transactions
      and written call options ...............................     (4.19)      (1.30)
                                                                 -------    --------
      Total from investment operations .......................     (3.63)      (0.50)
                                                                 -------    --------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income ......................     (0.59)      (0.84)
   Tax return of capital .....................................     (0.27)      (0.05)
                                                                 -------    --------
      Total dividends ........................................     (0.86)      (0.89)
                                                                 -------    --------
NET ASSET VALUE, END OF YEAR .................................   $  3.67    $   8.16
                                                                 =======    ========
MARKET VALUE, END OF YEAR ....................................   $  2.60    $   7.35
                                                                 =======    ========
TOTAL RETURN BASED ON: (2)
   Net asset value ...........................................    (47.75)%     (6.05)%
                                                                 =======    ========
   Market value ..............................................    (58.90)%    (17.19)%
                                                                 =======    ========
RATIOS AND SUPPLEMENTAL DATA: (3)
   Net assets, end of year (000 omitted) .....................   $62,022    $137,953
                                                                 =======    ========
   Total expenses including waiver of fees ...................      2.41%       2.69%
   Total expenses excluding waiver of fees ...................      2.51%       2.79%
   Total operating expenses including waiver of fees (4) .....      1.22%       1.15%
   Total operating expenses excluding waiver of fees (4) .....      1.32%       1.26%
   Commercial paper fees and interest expense ................      1.19%       1.53%
   Net investment income including waiver of fees ............      5.97%       6.33%
   Portfolio turnover ........................................        54%         74%
LEVERAGE ANALYSIS:
   Aggregate amount outstanding at end of year
      (000 omitted) ..........................................   $10,000    $ 55,000
   Average daily balance of amortized cost of commercial
      paper outstanding (000 omitted) ........................   $47,921    $ 54,790
   Asset coverage per $1,000 at end of year ..................   $15,880    $  3,903

(1)  Based on average shares outstanding.

(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each year reported. Total investment return does not reflect brokerage commissions. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns based on market value can be sig-nificantly greater or less than investment returns based on net asset value. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(3) Ratios are stated as a percentage of managed net assets which includes any liabilities constituting indebtedness in connection with financial leverage.

(4)  Exclusive of commercial paper fees and interest expense.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                 30 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

    FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                              FOR THE YEARS ENDED
                                                                  NOVEMBER 30,
                                                              -------------------
                                                                2006       2005
                                                              --------   --------
NET ASSET VALUE, BEGINNING OF YEAR ........................   $   8.65   $   8.96
                                                              --------   --------
INCOME/GAIN FROM INVESTMENT OPERATIONS: (1)
   Net investment income ..................................       0.63       0.61
   Net realized and unrealized gain on investment
      transactions and written call options ...............       1.20       0.08
                                                              --------   --------
      Total from investment operations ....................       1.83       0.69
                                                              --------   --------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income ...................      (0.93)     (0.53)
   Distributions in excess ................................         --      (0.01)
   Tax return of capital ..................................         --      (0.46)
                                                              --------   --------
      Total dividends and distributions ...................      (0.93)     (1.00)
                                                              --------   --------
NET ASSET VALUE, END OF YEAR ..............................   $   9.55   $   8.65
                                                              ========   ========
MARKET VALUE, END OF YEAR .................................   $   9.78   $  10.70
                                                              ========   ========
TOTAL RETURN BASED ON: (2)
   Net asset value ........................................      22.51%      8.19%
                                                              ========   ========
   Market value ...........................................       0.36%     18.14%
                                                              ========   ========
RATIOS AND SUPPLEMENTAL DATA: (3)
   Net assets, end of year (000 omitted) ..................   $160,613   $144,352
                                                              ========   ========
   Total expenses including waiver of fees ................       2.59%      2.90%
   Total expenses excluding waiver of fees ................       2.68%      3.04%
   Total operating expenses including waiver of fees (4) ..       1.13%      1.59%
   Total operating expenses excluding waiver of fees (4) ..       1.24%      1.73%
   Commercial paper fees and interest expense .............       1.44%      1.31%
   Net investment income including waiver of fees .........       5.07%      7.00%
   Portfolio turnover .....................................         96%        80%
LEVERAGE ANALYSIS:
   Aggregate amount outstanding at end of year
      (000 omitted) .......................................   $ 55,000   $ 55,000
   Average daily balance of amortized cost of commercial
      paper outstanding (000 omitted) .....................   $ 54,659   $ 54,794
   Asset coverage per $1,000 at end of year ...............   $  3,980   $  3,679

(1)  Based on average shares outstanding.

(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each year reported. Total investment return does not reflect brokerage commissions. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns based on market value can be sig-nificantly greater or less than investment returns based on net asset value. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(3) Ratios are stated as a percentage of managed net assets which includes any liabilities constituting indebtedness in connection with financial leverage.

(4)  Exclusive of commercial paper fees and interest expense.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                 31 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Chartwell Dividend and Income Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on April 6, 1998 and is registered under the Investment Company Act of 1940 as amended, (the "Act"), as a closed-end, diversified management investment company. Investment operations commenced on June 29, 1998. The Fund's primary investment objective is to seek high current income. Capital appreciation is a secondary objective.

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with GAAP.

USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION: Investment securities of the Fund that are listed on a securities exchange, except for debt securities, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Investment securities of the Fund that are quoted on the NASDAQ market system are valued at the official closing price, or if there is none, at the last sales price. If there is no reported sale, these securities and unlisted securities for which market quotations are not readily available are valued at last bid price. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. All securities and assets for which quotations are not readily available are valued in accordance with Fair Value Procedures established by the Board of Directors (the "Board"). The value of such securities was $1,072,875 as of May 31, 2010. The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Fund's Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include, among other things: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary


                                 32 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table sets forth information about the level within the fair value hierarchy at which the Fund's investments were measured at May 31, 2010:

                                     Level 1        Level 2       Level 3        Total
                                  ------------   ------------   ----------    -----------
Investments in Securities
   Common Stock                    $49,234,926    $        --   $  146,475(1) $49,381,401
   Exchange Traded
   Fund                              1,610,050             --           --      1,610,050
   Preferred Stock                          --             --       26,400(1)      26,400
   Corporate Notes/Bonds                    --     36,413,501      900,000(2)  37,313,501
                                   -----------    -----------   ----------    -----------
Total Investments in Securities    $50,844,976    $36,413,501   $1,072,875    $88,331,352
                                   ===========    ===========   ==========    ===========

                                     Level 1        Level 2       Level 3        Total
                                  ------------   ------------   ----------    -----------
Liabilities
   Written Options                  $138,800          $--           $--         $138,800
                                    --------          ---           ---         --------
Total Liabilities                   $138,800          $--           $--         $138,800
                                    ========          ===           ===         ========

----------
(1)  Classified as Financial

(2)  Classified as Paper & Forest Products


                                 33 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                     Common     Corporate    Preferred
                                     Stock     Notes/Bonds     Stock        Total
                                   ---------   -----------   ---------   -----------
BEGINNING BALANCE AS OF 11/30/09   $ 471,900     $850,000    $ 776,000   $ 2,097,900
Realized gain (loss)                      --           --           --            --
Change in unrealized
   appreciation (depreciation)      (436,425)      50,000     (749,600)   (1,136,025)
Net purchase/sales                    70,950           --           --        70,950
Net transfers in/and or out of
   Level 3                            40,050           --           --        40,050
                                   ---------     --------    ---------   -----------
ENDING BALANCE AS OF 5/31/10       $ 146,475     $900,000    $  26,400   $ 1,072,875
                                   =========     ========    =========   ===========
Changes in unrealized
   gains/(losses) included in
   earnings related to
   securities still held at
   reporting date                  $(396,375)     $50,000    $(749,600)  $(1,095,975)
                                   =========     ========    =========   ===========

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the six months ended May 31, 2010, there have been no significant changes to the Fund's fair value methodologies.

CASH AND CASH EQUIVALENTS: Idle cash may be swept into various money market funds and is classified as cash equivalents on the Schedule of Investments. Amounts invested are generally available on the same business day.

WRITTEN OPTIONS: When the Fund writes a covered call option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.

When a covered written call option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (called) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

The Fund is permitted to write covered call options on equity securities or stock indexes. The Fund writes covered call options to enhance return through price appreciation of the option, increase income, hedge to reduce overall portfolio risk


                                 34 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

and/or hedge to reduce individual security risk. As of May 31, 2010, the Fund had $138,800 in covered call options written representing 0.2% of the Fund's net assets.

DIVIDENDS AND DISTRIBUTIONS: The Fund will declare and pay dividends to shareholders on a monthly basis. Net long-term capital gains, if any, in excess of capital loss carryforwards are distributed to shareholders annually. Dividends from net investment income and capital gain distributions, if any, are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Dividends and distributions, if any, to shareholders are recorded on the ex-dividend date.

The Fund currently intends to distribute a monthly fixed amount to shareholders. The Fund's final distribution for each calendar year may exceed that amount, however, to the extent necessary for the Fund to have distributed all of its net investment company taxable income and net capital gains recognized during the year, if any. If, for any calendar year, the total distributions exceed current and accumulated earnings and profit, the excess, distributed from the Fund's assets, will generally be treated as a tax-free return of capital and will result in a reduction in the shareholder's basis. The Board reserves the right to change the aforementioned dividend policy from time to time.

BORROWINGS: During the reporting period, the Fund issued short-term commercial paper at a discount from par. The discount was amortized to interest expense over the life of the commercial paper using the straight-line method. In conjunction with the issuance of the commercial paper, the Fund entered into a line of credit arrangement with a bank for $25 million. Effective April 26, 2010, the Fund terminated its commercial paper program and borrowed $20 million pursuant to this line of credit, using $10 million to pay down the remaining outstanding commercial paper and using $10 million for investment purposes. The line of credit bears a variable interest rate equal to the 1-month LIBOR Market Index Rate plus 0.90% per annum. As of May 31, 2010, $20 million in borrowings was outstanding. The borrowings under the line of credit are secured by a perfected security interest on all of the Fund's assets, and there is a 0.10% per annum commitment fee on the unused balance.

ILLIQUID SECURITIES: A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market for these securities existed. The total value of illiquid securities as of May 31, 2010 was $146,475 or 0.2% of net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis.

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Fund accretes original issue discount on securities using the effective interest method.


                                 35 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

FEDERAL INCOME TAXES: It is the Fund's intention to continue to meet the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income or excise tax is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS ("REITS"): With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

INVESTMENT COMPANY SECURITIES AND EXCHANGE-TRADED FUNDS: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs") within the limitations prescribed by the 1940 Act. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

INVESTMENTS IN PREFERRED TERM SECURITIES ("PTSS"): The Fund can invest in Preferred Term Securities, a type of collateralized debt obligation ("CDO"). A PTS is a trust collateralized by a pool of capital securities of affiliated holding corporations, typically of, but not limited to, smaller to medium sized banks and insurance companies.

The income tranche of these securities, that may be owned by the Fund, receives residual cash disbursements after the senior tranches are paid a stated rate of interest. Dividend income from these securities is recorded based on anticipated cash flows and the internal rate of return of each PTS. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each PTS quarterly, and may differ from the estimated amounts.


                                 36 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), PTSs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in PTSs that are subordinate to other classes; and (iv) the complex structure of the security may produce disputes with the issuer or unexpected investment results. As of May 31, 2010 there were no holdings in Preferred Term Securities.

NOTE 2. INVESTMENT MANAGEMENT, ADMINISTRATION, CUSTODIAN AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment management agreement with Chartwell Investment Partners, (the "Manager"). The Manager manages the Fund's portfolio and makes investment decisions. For these services, the Fund pays the Manager a monthly fee at an annual rate of 0.95% of the Fund's Managed Assets. "Managed Assets" are the average weekly value of the Fund's total assets minus the sum of the Fund's liabilities, excluding debt related to leveraging, short-term debt and the aggregate liquidation preference of any outstanding preferred stock. The Manager has agreed to limit the investment management fee paid to it by the Fund to 0.85% of the Fund's Managed Assets. This waiver is voluntary and may be changed at any time.

The Fund has entered into an administration agreement with SEI Investments Global Funds Services (the "Administrator"). Under such agreement, the Admin-istrator performs or arranges for the performance of certain administrative services necessary for the operation of the Fund. The Fund pays a fee to the Administrator based on the Fund's Managed Assets according to the following rates: 0.10% on the first $250 million of such Managed Assets and 0.09% on such Managed Assets in excess of $250 million, subject to a minimum annual fee of $150,000.

Certain officers and/or directors of the Fund are officers and/or directors of the Manager. The Fund pays each director, who is not an "affiliated person" as defined in the Act (a "Disinterested Director"), a fee of $2,000 for each regular Board Meeting attended, $750 for each special Board Meeting attended, plus $1,000 per year for audit committee members. Each Disinterested Director is reimbursed for reasonable out-of-pocket expenses associated with attending Board and Committee Meetings.

For the six months ended May 31, 2010, the Fund incurred a legal expense of $73,820 for services provided by Drinker Biddle & Reath LLP, counsel for the Fund. A partner of the firm is an officer of the Fund.

Wells Fargo Bank N.A. serves as the custodian for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.


                                 37 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

NOTE 3. PURCHASE AND SALES OF INVESTMENTS

For the six months ended May 31, 2010, purchases and sales of investments, excluding short-term investments, totaled $33,569,443 and $25,403,838, respectively.

The following table summarizes the Fund's call options written for the six months ended May 31, 2010:

                                            NUMBER OF
                                            CONTRACTS     PREMIUMS
                                            ---------   -----------
Options outstanding, November 30, 2009 ..      1,695    $   137,078
Options written .........................     36,703      1,895,077
Options expired .........................    (23,297)    (1,150,396)
Options exercised .......................      1,787        113,407
Options closed ..........................    (15,538)      (801,269)
                                             -------    -----------
Options outstanding, May 31, 2010 .......      1,350    $   193,897
                                             =======    ===========

NOTE 4. INTEREST EXPENSE

Effective with the commercial paper maturity date of April 26, 2010, the Fund terminated the commercial paper program. The Fund utilized a line of credit arrangement to pay down the $10,000,000 commercial paper outstanding and to borrow an additional $10,000,000 for investment purposes, bringing the total leverage as of May 31, 2010 to $20,000,000. The line of credit bears a variable interest rate equal to the 1-month LIBOR Market Index Rate plus 0.90% per annum. For the semi-annual period ended May 31, 2010, the Fund had $127,903 in Interest Expense, representing $105,380 from the commercial paper program and $22,523 from the line of credit.

NOTE 5. CAPITAL STOCK

There are 100,000,000 shares of $0.01 par value common stock authorized. Of the 16,905,967 shares of common stock outstanding at May 31, 2010, the Manager owned 25,242 shares.

For the six months ended May 31, 2010 and the year ended November 30, 2009, the Fund issued no shares in connection with the Fund's dividend reinvestment plan.

NOTE 6. MARKET AND CREDIT RISKS

The Fund may invest in high yielding fixed-income securities, which carry ratings of BB or lower by S&P and/or Ba1 or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities. The Fund may invest up to 15% of its total assets in illiquid securities and other securities which may not be readily marketable. In addition, the Fund may purchase securities sold in reliance of Rule 144A of the Securities Act of 1933. The relative illiquidity of some of the Fund's portfolio securities may adversely affect the ability of the Fund to dispose of such securities

                                 38 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

in a timely manner and at a fair price at times when it might be necessary or advantageous for the Fund to liquidate portfolio securities.

NOTE 7. FEDERAL TAX INFORMATION

In accordance with accounting pronouncements, the Fund has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund. These differences, which may result in distribution reclassifications, are primarily due to ordinary gain from the sale of master limited partnerships, return of capital and expiration of capital loss carryover. As of November 30, 2009, the Fund recorded the following reclassifications to increase (decrease) the accounts below:

 UNDISTRIBUTED   ACCUMULATED    ADDITIONAL
NET INVESTMENT     REALIZED      PAID-IN
    INCOME           GAIN        CAPITAL
--------------   -----------   -----------
  $2,188,332     $5,748,049    $(7,936,381)

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

        ORDINARY      RETURN
         INCOME     OF CAPITAL      TOTALS
        ---------   ----------   -----------
2009   $6,607,782   $  289,851   $ 6,897,633
2008    9,913,146    4,609,079    14,522,225

As of November 30, 2009, the components of Accumulated Losses were as follows:

Capital loss carryforwards    $ (99,053,980)
Post-October losses                (220,759)
Net unrealized depreciation      (2,615,571)
Other temporary differences        (244,104)
                              -------------
Total accumulated losses      $(102,134,414)
                              =============

Post-October losses represent losses realized on investment transactions from November 1, 2009 through November 30, 2009, that in accordance with federal income tax regulations the Fund may elect to defer or treat as having arisen in the following fiscal year.

The following summarizes the capital loss carryforwards as of November 30, 2009. These capital loss carryforwards are available to offset future net capital gains.

EXPIRING IN FISCAL YEAR                  AMOUNT
-----------------------               -----------
2010                                  $30,533,344
2011                                      771,608
2014                                      103,382
2016                                   16,849,903
2017                                   50,795,743
                                      -----------
   Total capital loss carryforwards   $99,053,980
                                      ===========

During the year ended November 30, 2009, the Fund utilized none of the capital loss carryforwards to offset capital gains, $7,900,696 of the capital loss carryforward expired in the current year.


                                 39 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

The Federal tax cost as well as the aggregate gross unrealized appreciation and depreciation on investments excluding written options held by the Fund at May 31, 2010, were as follows:

Federal Tax Cost .........................   $88,629,913
                                             -----------
Aggregate Gross Unrealized Appreciation ..     7,714,323
Aggregate Gross Unrealized Depreciation ..    (8,012,884)
                                             -----------
Net Unrealized Depreciation ..............   $  (298,561)
                                             ===========

NOTE 8. SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of May 31, 2010. However, the following are details relating to subsequent events that have occurred since May 31, 2010:

The Board of the Fund declared the following dividends:

DECLARATION DATE      EX-DATE       RECORD DATE     PAYABLE DATE   DIVIDEND RATE
----------------   -------------   -------------   -------------   -------------
  June 1, 2010     June 15, 2010   June 17, 2010   June 30, 2010       $0.034
  July 1, 2010     July 20, 2010   July 22, 2010   July 30, 2010        0.034

The Fund's transfer agent PNC Global Investment Servicing Inc. was acquired by Bank of New York Mellon Corp. (BNY Mellon) effective July 1, 2010.

NOTE 9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE 10. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, "Improving Disclosures About Fair Value Measurements" ("ASU"). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Fund's financial statement disclosures.


                                 40 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

AUTOMATIC DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Pursuant to the Fund's Automatic Dividend Reinvestment Plan (the "Plan"), unless a shareholder otherwise elects, all dividend and capital gains distributions will be automatically reinvested in additional shares of common stock of the Fund by BNY Mellon, prior to July 1, 2010 known as PNC Global Investment Servicing, as agent for shareholders in administering the Plan (the "Plan Agent"). Shareholders who elect not to participate in the Plan will receive all dividends and distributions in cash, paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by BNY Mellon, as dividend paying agent. Such participants may elect not to participate in the Plan and to receive all distributions of dividends and capital gains in cash by sending written instructions to BNY Mellon, as dividend paying agent, at the address set forth below.

Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date. Otherwise such termination will be effective with respect to any subsequently declared dividend or distribution.

Whenever the Fund declares a distribution, an ordinary income dividend or a capital gain dividend (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common stock. The shares will be acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares of common stock from the Fund or (ii) by purchase of outstanding shares of common stock on the open market on the NYSE or elsewhere. If on the payment date of the dividend, the net asset value per share of the common stock is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participant. The number of newly issued shares of common stock to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases.

In the event of a market discount on the dividend payment date, the Plan Agent will have until the last business day before the next date on which the shares trade on the "ex-dividend" basis or in no event more than 30 days after the dividend payment date to invest the dividend amount in shares acquired in


                                 41 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

(UNAUDITED)

open-market purchases. If, before the Plan Agent has completed its open-market purchases, the market price of a share of common stock exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. The Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to market premium during the purchase period, the Plan Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder's proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gain distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with reinvestment of dividends.

The automatic reinvestment of dividends and distributions will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends.

Shareholders participating in the Plan may receive benefits not available to shareholders not participating in the Plan. If the market price plus commissions of the Fund's shares is above the net asset value, participants in the Plan will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price plus


                                 42 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

(UNAUDITED)

commissions is below the net asset value, participants will receive distributions in shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem its shares, the price on resale may be more or less than the net asset value.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence concerning the Plan should be directed to the Plan Agent at BNY Mellon, P.O. Box 43027, Providence, RI 02940-3027, Attn: Closed-End Department.

FEDERAL TAX INFORMATION (UNAUDITED)

Information for Federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions for the six months ended May 31, 2010.

ADDITIONAL INFORMATION (UNAUDITED)

During the period, there have been no material changes in the Fund's investment objective or fundamental policies that have not been approved by the shareholders. There have been no changes in the Fund's charter or By-Laws that would delay or prevent a change in control of the Fund which have not been approved by the shareholders. There have been no material changes in the principal risk factors associated with investment in the Fund.

EFFECTS OF LEVERAGE (UNAUDITED)

As of May 31, 2010, the Fund utilized a line of credit to borrow $20 million at a variable interest rate equal to 1.25%% per annum and a 0.10% per annum commitment fee on the $5 million unused balance. The Fund must experience an annual return of 0.28% to cover interest payments and commitment fees on the line of credit.

The following table explains the potential effects of leverage on the equity returns of common shareholders:

Assumed return on portfolio
   (net of expenses)..........   (10.00)%  (5.00)%   0.00%   5.00%  10.00%
Corresponding return to common
   Stockholder................   (13.22)%  (6.79)%  (0.36)%  6.06%  12.49%


                                 43 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

(UNAUDITED)

Assumes $70 million assets attributable to common shareholders; $20 million aggregate leverage with an average interest rate of 1.25%. All figures appearing above are hypothetical returns generated to assist investors in understanding the effects of leverage. Actual returns may be greater or less than those appearing in the table.

HOW TO OBTAIN A COPY OF THE FUND'S QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES

A description of the policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio securities as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund toll-free at
(866) 585-6552; (ii) on the Fund's website at www.chartwellip.com; and (iii) on the SEC's website at http://www.sec.gov.


                                 44 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

CHARTWELL BOARD CONSIDERATIONS RELATING TO THE ADVISORY CONTRACT RENEWAL (UNAUDITED)

The Board of Directors of the Fund determined on April 21, 2010 whether to renew the Advisory Agreement with Chartwell Investment Partners, LP ("Chartwell Partners") (the "Agreement"). Prior to making its determination, the Board received detailed information from Chartwell Partners, including, among other things, information provided by Lipper, Inc. ("Lipper") comparing the performance of the Fund for the one, two, three, four and five year periods ended February 28, 2010 to the performance of an income and preferred stock universe selected by Lipper and a leveraged high yield universe selected by Lipper at the request of Chartwell Partners; a competitive group analysis prepared by Chartwell Partners analyzing the differences in the investment strategies, quality and performance of the Lipper peer groups as compared to the Fund, advisory fee and other expense information for the Fund as compared to the Lipper peer groups; and information provided by Chartwell Partners responsive to requests by the Fund's independent counsel for certain information to assist the Board in its considerations. In addition, the Board reviewed a memorandum from its independent counsel detailing the Board's duties and responsibilities in considering renewal of the Agreement.

In reaching its decision to renew the Agreement, the Board, including a majority of the Directors who are not interested persons under the Investment Company Act of 1940 (the "Independent Directors"), considered, among other things: (i) the nature, extent and quality of Chartwell Partners' services provided to the Fund;
(ii) the experience and qualifications of the portfolio management team; (iii) its investment philosophy and process; (iv) Chartwell Partners' assets under management, client descriptions and performance record for each of its investment strategies; (v) its annual compliance summary; (vi) its soft dollar commission, broker selection, best execution and trade allocation policies;
(vii) current advisory fee arrangements with the Fund and its other clients;
(viii) Lipper information comparing the Fund's performance, advisory fee and expense ratio to that of its Lipper peer groups and a competitive group analysis prepared by Chartwell Partners; (ix) Chartwell Partners' financial information and profitability analysis related to providing advisory services to the Fund, including the commission arrangement with Merrill Lynch; (x) any compensation and other possible benefits to Chartwell Partners arising from its advisory and other relationships with the Fund; and (xi) the extent to which economies of scale are relevant to the Fund. The Board noted, in particular, the Fund's unique expenses relative to the Lipper peer groups and the impact of the unique investment strategy of the Fund and the commission arrangement with Merrill Lynch whereby Chartwell Partners has been paying the underwriter's commission in connection with the Fund's initial public offering on the comparability of the Lipper peer groups to the Fund.


                                 45 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

During the course of its deliberations, the Board, including a majority of Independent Directors, reached the following conclusions, among others, regarding Chartwell Partners and the Agreement: the Fund's advisory fee and expense ratio are above average in comparison to those of the Lipper peer groups and both are reflective of the unique and bifurcated investment style and types of expenses of the Fund; Chartwell Partners' fees for managing the Fund are reasonable as compared to fees it charges for managing assets for other clients and considering the unique investment strategy of the Fund; the Fund's performance is generally lower than that of the Lipper peer groups which is reflective of the comparably smaller investment by the Fund in lower quality bonds and preferred stocks that posted exceptional performance last year; the nature, extent and quality of services provided by Chartwell Partners in advising the Fund was satisfactory; although Chartwell Partners recorded a slight loss in 2009 after allocating expenses and overhead, the profits earned by Chartwell Partners over the lifetime of the Fund seemed reasonable; and the benefits derived by Chartwell Partners from managing the Fund, including its use of soft dollars and the way it selects brokers, seemed reasonable. The Independent Directors discussed economies-of-scale, but noted that asset growth to achieve such economies was unlikely for a closed-end fund such as the Fund.

Based on the factors considered, the Board, including a majority of the Independent Directors, concluded that it was appropriate to renew the Agreement.


                                 46 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

SHAREHOLDER VOTING RESULTS (UNAUDITED)

The Annual Meeting of shareholders of the Fund was held on April 21, 2010 at the offices of PNC Global Investment Servicing, 103 Bellevue Parkway, Wilmington, Delaware. The description of the proposal and number of shares voted at the meeting are as follows:

                                                       VOTES      VOTES      VOTES
                                                        FOR      AGAINST   WITHHELD
                                                    ----------   -------   --------
To elect the following
   director to serve as the
   Class II director for a
   three-year term expiring
   in 2013:                   Bernard P. Schaffer   14,236,550      0       685,353

Directors whose terms of office continue beyond this meeting are Winthrop S. Jessup, Marie D. Fairchild, Kenneth F. Herlihy and C. Warren Ormerod.


                                 47 | CHARTWELL

CHARTWELL DIVIDEND AND INCOME FUND, INC.                            MAY 31, 2010

DIRECTORS

Winthrop S. Jessup, Chairman
Marie D. Fairchild
Kenneth F. Herlihy
C. Warren Ormerod
Bernard P. Schaffer

OFFICERS

Winthrop S. Jessup, President
G. Gregory Hagar, Vice President, Treasurer, Chief Financial Officer and Chief Compliance Officer
Bernard P. Schaffer, Vice President
Kevin A. Melich, Vice President
Timothy J. Riddle, Vice President
Andrew S. Toburen, Vice President
Michael P. Malloy, Secretary
Maria E. Pollack, Assistant Secretary

INVESTMENT MANAGER

Chartwell Investment Partners, L.P.
1235 Westlakes Drive, Suite 400
Berwyn, PA 19312

ADMINISTRATOR

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

CUSTODIAN

Wells Fargo Bank, NA
733 Marquette Avenue
Minneapolis, MN 55479

TRANSFER AGENT

BNY Mellon
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young, LLP
2001 Market Street, Suite 4000
Philadelphia, PA 19103

LEGAL COUNSEL

Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103

This report, including the financial statements herein, is transmitted to the shareholders of Chartwell Dividend and Income Fund, Inc. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in the report. Past performance results should not be considered a representation of future performance. Statements and other information contained in this report are as dated and are subject to change.

Past performance is no guarantee of future results. Share prices will fluctuate, so that a share may be worth more or less than its original cost when sold. The investment adviser's commentaries included in this report contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable for semi-annual report.

(b) Paul A. Matlock is no longer a Portfolio Manager of the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K in its proxy statement filed with the Commission on March 13,2010.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as EX-99Cert.

(a)(3) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as EX-99.906Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Chartwell Dividend and Income Fund, Inc.


By (Signature and Title)*               /s/ Winthrop S. Jessup, President
                                        ----------------------------------------
                                        Winthrop S. Jessup, President
                                        (Principal Executive Officer)

Date: August 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Winthrop S. Jessup, President
                                        ----------------------------------------
                                        Winthrop S. Jessup, President
                                        (Principal Executive Officer)

Date: August 1, 2010


By (Signature and Title)*               /s. G. Gregory Hagar
                                        ----------------------------------------
                                        G. Gregory Hagar, Vice President and CFO
                                        (Principal Financial Officer)

Date: August 1, 2010

* Print the name and title of each signing officer under his or her signature.